Schedule of Expense of Development Costs (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Research and Development [Abstract]
Opening total software development costs	$ 17,628,758	$ 14,556,209	$ 16,055,557	$ 13,056,478
Software development during the period	810,933	720,076	2,384,134	2,219,806
Closing total Software development costs	$ 18,439,691	$ 15,276,284	$ 18,439,691	$ 15,276,284